Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Types of services or goods	R$ 3,304,329	R$ 2,875,913	R$ 2,329,057
Tuition fees	3,000,122	2,640,598	2,131,776
Other	304,207	235,315	197,281
Timing of revenue recognition	3,304,329	2,875,913	2,329,057
Transferred over time	3,242,035	2,821,251	2,273,578
Transferred at a point in time	62,294	54,662	55,479
Undergrad [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	2,895,692	2,511,018	2,037,889
Tuition fees	2,877,731	2,494,121	2,023,128
Other	17,961	16,897	14,761
Timing of revenue recognition	2,895,692	2,511,018	2,037,889
Transferred over time	2,877,731	2,494,121	2,024,373
Transferred at a point in time	17,961	16,897	13,516
Continuing Education [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	255,438	235,830	183,344
Tuition fees	122,391	146,477	108,648
Other	133,047	89,353	74,696
Timing of revenue recognition	255,438	235,830	183,344
Transferred over time	218,573	206,098	145,799
Transferred at a point in time	36,865	29,732	37,545
Medical Practice Solutions [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	161,787	140,282	115,446
Tuition fees
Other	161,787	140,282	115,446
Timing of revenue recognition	161,787	140,282	115,446
Transferred over time	154,319	132,249	108,946
Transferred at a point in time	7,468	8,033	6,500
Elimination Inter Segment Transactions [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	(8,588)	(11,217)	(7,622)
Tuition fees
Other	(8,588)	(11,217)	(7,622)
Timing of revenue recognition	(8,588)	(11,217)	(7,622)
Transferred over time	(8,588)	(11,217)	(5,540)
Transferred at a point in time			R$ (2,082)